Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Intangible Assets

	12.31.2018	12.31.2017
Software	80,378,851	86,526,395
Mining exploitation rights	138,155,842	138,155,842

Total	218,534,693	224,682,237

Summary of Changes in Intangible Assets

Cost	Software	Mining exploitation rights	Total
Balances as of January 1, 2017	202,375,261	138,155,842	340,531,103
Effect of foreign currency exchange differences	(64,844)	—	(64,844)
Additions	45,988,383	—	45,988,383
Disposals	(186,075)	—	(186,075)

Balances as of December 31, 2017	248,112,725	138,155,842	386,268,567
Effect of foreign currency exchange differences	1,245,778	—	1,245,778
Additions	22,472,093	—	22,472,093
Disposals	—	—	—

Balances as of December 31, 2018	271,830,596	138,155,842	409,986,438

Accumulated amortization
Balances as of January 1, 2017	(136,747,674)	—	(136,747,674)
Effect of foreign currency exchange differences	1,790,687	—	1,790,687
Amortization	(26,815,418)	—	(26,815,418)
Disposals	186,075	—	186,075

Balances as of December 31, 2017	(161,586,330)	—	(161,586,330)
Effect of foreign currency exchange differences	(836,435)	—	(836,435)
Amortization	(29,028,980)	—	(29,028,980)
Disposals	—	—	—

Balances as of December 31, 2018	(191,451,745)	—	(191,451,745)